Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	As of December 31, 2025	As of December 31, 2024

Patents	$118,265	$115,051
Less: accumulated amortization	(118,265)	(109,423)
Intangible assets, net	$—	$5,628